Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid expenses
Schedule of prepaid expenses

	December 31,	December 31,
	2022	2021
Costs related to future issuances	8,514	23,952
Prepayments to employees	—	4,425
Prepayments to suppliers	4,303	4,111
Prepayments to hub partners	5,109	345
Software licensing	389	837
Insurance	208	102
Others	1,487	1,185
Prepaid expenses	20,010	34,957